Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Current assets:
Cash and cash equivalents	$ 2,004,631	$ 39,989,781	$ 60,621,631
Customers	3,427,913	68,382,413	89,263,870
Other financing receivables	1,584,846	31,615,623	31,416,091
Other non-financing receivables	4,501,017	89,789,428	59,825,720
Inventories	2,637,047	52,605,661	82,672,196
Current portion of the Government Bonds	904,147	18,036,557
Current portion of notes receivable			4,909,970
Derivative financial instruments	1,300,736	25,947,993	11,496,330
Other current assets	175,063	3,492,283	2,829,233
Total current assets	16,535,400	329,859,739	343,035,041
Non-current assets:
Investments in joint ventures and associates	602,301	12,015,129	14,874,579
Wells, pipelines, properties, plant and equipment, net	63,970,561	1,276,129,521	1,277,548,562
Rights of use	2,967,374	59,195,257	70,818,314
Long-term notes receivable, net of current portion and other	44,455	886,827	122,565,306
Long-term of the Government Bonds	5,589,986	111,512,962
Deferred income taxes and duties	5,440,415	108,529,199	136,166,747
Intangible assets, net	1,141,718	22,775,784	14,584,524
Other assets	380,151	7,583,510	4,654,007
Total non-current assets	80,136,961	1,598,628,189	1,641,212,039
Total assets	96,672,361	1,928,487,928	1,984,247,080
Current liabilities:
Short-term debt and current portion of long-term debt	19,605,151	391,097,267	244,924,185
Short-term leases	406,389	8,106,937	5,847,085
Suppliers	14,135,159	281,978,041	208,034,407
Income taxes and duties payable	2,566,599	51,200,314	50,692,629
Accounts and accrued expenses payable	1,539,423	30,709,497	26,055,151
Derivative financial instruments	467,099	9,318,015	16,650,171
Total current liabilities	38,719,820	772,410,071	552,203,628
Long-term liabilities:
Long-term debt, net of current portion	93,621,642	1,867,630,050	1,738,249,903
Long-term leases	2,760,941	55,077,191	62,301,542
Employee benefits	76,955,796	1,535,168,086	1,456,815,367
Provisions for sundry creditors	4,743,461	94,625,884	98,011,908
Other liabilities	245,209	4,891,562	4,397,299
Deferred income taxes	171,044	3,412,114	3,676,735
Total long-term liabilities	178,498,093	3,560,804,887	3,363,452,754
Total liabilities	217,217,913	4,333,214,958	3,915,656,382
Controlling interest:
Certificates of Contribution "A"	26,314,068	524,931,447	478,675,447
Mexican Government contributions	2,192,152	43,730,591	43,730,591
Legal reserve	50,235	1,002,130	1,002,130
Accumulated other comprehensive result	(12,596,560)	(251,284,990)	(240,078,590)
Accumulated deficit:
From prior years	(111,014,607)	(2,214,597,087)	(1,933,106,785)
Net loss for the year	(25,509,372)	(508,878,813)	(281,490,302)
Total controlling interest	(120,564,084)	(2,405,096,722)	(1,931,267,509)
Total non-controlling interest	18,532	369,692	(141,793)
Total equity (deficit)	(120,545,552)	(2,404,727,030)	(1,931,409,302)
Commitments and contingencies
Subsequent events	0	0	0
Total liabilities and equity (deficit)	$ 96,672,361	$ 1,928,487,928	$ 1,984,247,080